SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of Financial Information by Segment
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2026 and 2025:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2026	2025	2026	2025
Office	$439	$445	$(38)	$(33)
Retail	360	364	100	89
LP Investments	1,040	958	52	11
Corporate	47	35	(199)	(211)
Total	$1,886	$1,802	$(85)	$(144)

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2026	2025	2026	2025
Office	$918	$920	$(49)	$(18)
Retail	715	730	167	168
LP Investments	1,853	1,829	79	21
Corporate	85	72	(413)	(428)
Total	$3,571	$3,551	$(216)	$(257)

The following summaries present the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2026 and 2025:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2026
Office	$258	$109	$8	$64	$439
Retail	259	64	—	37	360
LP Investments	302	46	603	89	1,040
Corporate	—	—	—	47	47
Total	$819	$219	$611	$237	$1,886

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2025
Office	$286	$106	$7	$46	$445
Retail	267	64	—	33	364
LP Investments	355	65	405	133	958
Corporate	—	—	—	35	35
Total	$908	$235	$412	$247	$1,802

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2026
Office	$575	$217	$15	$111	$918
Retail	526	123	—	66	715
LP Investments	618	100	994	141	1,853
Corporate	—	—	—	85	85
Total	$1,719	$440	$1,009	$403	$3,571

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2025
Office	$603	$210	$14	$93	$920
Retail	535	127	—	68	730
LP Investments	785	147	733	164	1,829
Corporate	—	—	—	72	72
Total	$1,923	$484	$747	$397	$3,551

The following summaries present certain consolidated income statement items from the partnership’s operating segments for the three and six months ended June 30, 2026 and 2025:

(US$ Millions)	Direct commercial property expense		Direct hospitality expense
Three months ended Jun. 30,	2026	2025	2026	2025
Office	$186	$196	$5	$5
Retail	101	104	—	—
LP Investments	139	174	454	286
Corporate	4	—	—	—
Total	$430	$474	$459	$291

(US$ Millions)	Direct commercial property expense		Direct hospitality expense
Six months ended Jun. 30,	2026	2025	2026	2025
Office	$386	$382	$11	$11
Retail	217	204	—	—
LP Investments	303	376	758	561
Corporate	4	—	—	—
Total	$910	$962	$769	$572

(US$ Millions)	Share of net earnings from equity accounted investments		Interest expense
Three months ended Jun. 30,	2026	2025	2026	2025
Office	$190	$43	$(199)	$(193)
Retail	120	107	(158)	(182)
LP Investments	21	42	(436)	(391)
Corporate	—	—	(86)	(92)
Total	$331	$192	$(879)	$(858)

(US$ Millions)	Share of net earnings from equity accounted investments		Interest expense
Six months ended Jun. 30,	2026	2025	2026	2025
Office	$306	$104	$(395)	$(379)
Retail	256	224	(332)	(367)
LP Investments	48	90	(813)	(857)
Corporate	—	—	(165)	(195)
Total	$610	$418	$(1,705)	$(1,798)
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2026 and December 31, 2025:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Office	$29,297	$30,538	$14,070	$15,454	$8,476	$8,387
Retail	30,844	30,617	9,890	10,972	10,543	10,261
LP Investments	40,526	37,007	29,352	25,099	3,827	2,596
Corporate	1,491	1,118	6,215	5,181	—	—
Total	$102,158	$99,280	$59,527	$56,706	$22,846	$21,244

Schedule of Reconciliation of FFO to Net Loss
The following summary presents a reconciliation of FFO to net loss for the three and six months ended June 30, 2026 and 2025:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
FFO(1)	$(85)	$(144)	$(216)	$(257)
Depreciation and amortization of real estate assets	(84)	(49)	(139)	(97)
Fair value gains (losses), net	56	47	123	(63)
Share of equity accounted earnings - non-FFO	193	72	331	169
Income tax expense	(59)	(30)	(165)	(19)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(84)	(211)	(172)	(267)
Net loss attributable to unitholders(2)	(63)	(315)	(238)	(534)
Non-controlling interests of others in operating subsidiaries and properties	125	269	255	359
Net income (loss)	$62	$(46)	$17	$(175)
(1)FFO represents interests attributable to GP Units, LP Units, REUs, Special LP Units and FV LTIP Units. The interests attributable to REUs, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated income statements.
(2)Includes net income attributable to GP Units, LP Units, REUs, Special LP Units and FV LTIP Units. The interests attributable to REUs, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated income statements.